Business combination (Details 1) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2020
Purchase consideration:
Fair value of 3,176,658 incremental common shares issued	$ 14,867
Fair value of replacement stock-based awards attributable to pre-acquisition service	682	$ 682
Purchase consideration	$ 15,549